Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets
Schedule of other assets

	2022	2021

Other assets	265,042	216,159

Advances to employees	7,092	6,795
Advances to suppliers	31,437	48,755
Amounts receivable from TIM Brasil (Note 37)	22,790	23,069
Amounts receivable from incentivized projects	63,034	13,613
Recoverable INSS	69,794	66,386
Other	70,895	57,541
Current portion	(199,644)	(197,251)
Non-current portion	65,398	18,908